Note I - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012	2011
Current tax expense	$2,795	$2,968	$1,723
Deferred tax (benefit) expense	144	(206)	340
Total income taxes	$2,939	$2,762	$2,063

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,139	$2,394
Deferred compensation	1,847	1,709
Deferred loan fees/costs	290	322
Depreciation	15	-
Other real estate owned	403	554
Other	205	199
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(185)	(156)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(128)	(828)
Depreciation	-	(146)
Prepaid expenses	(5)	(73)
Intangibles	(412)	(363)
Other	(1)	-
Net deferred tax asset	$3,087	$2,531

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011
Statutory tax	$3,757	$3,337	$2,685
Effect of nontaxable interest	(330)	(314)	(299)
Nondeductible interest expense	8	12	16
Income from bank owned insurance, net	(195)	(100)	(169)
Effect of nontaxable life insurance death proceeds	(154)	-	-
Effect of state income tax	76	53	56
Tax credits	(230)	(250)	(245)
Other items	7	24	19
Total income taxes	$2,939	$2,762	$2,063